Supplemental cash flow information (Disclosure of supplemental cash flow information) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Supplemental Cash Flow Information [Abstract]
Shares issued to reduce shareholder loan	$ 0	$ 0
Shares issued to reduce accounts payable	205,000	139,082
Shares issued on convertible debt and interest conversion	0	19,450
Shares issued to reduce promissory note	90,000	0
Promissory note converted into shares	0	131,250
Shares and warrants issued for water rights	1,975,455	0
Accrued land and power project development costs through loans payable	0	669,260
Accrued power project development costs through accounts payable	$ 82,424	$ 73,317